Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 15,022	¥ 11,333	¥ 25,722
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	1,010	(4,119)	887
Selling and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense			1,572
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 14,012	¥ 15,452	¥ 23,263